INTEREST EXPENSES (Tables)	12 Months Ended
Dec. 31, 2025
INTEREST EXPENSES
Schedule of interest expenses

	Year ended December 31,
	2023	2024	2025

	(HK$ in thousands)
Interest expenses for securities borrowed	737,777	1,373,662	1,459,895
Interest expenses for margin financing	171,582	239,987	279,113
Interest expenses for other businesses	1,400	3,801	18,844
Total	910,759	1,617,450	1,757,852